Equity-Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2019
Accounted investees with similar activity to that of the Group
Equity Accounted Investees
Schedule of details of equity accounted investees

		Thousands of		Thousands of
		Euros		Euros
	% ownership	31/12/2019	% ownership	31/12/2018
Interstate Blood Bank, Inc.	100.00%	—	49.19%	29,595
Bio Blood Components Inc.	0.00%	—	48.97%	38,223
Plasma Biological Services, LLC	0.00%	—	48.90%	21,809
Access Biologicals LLC	49.00%	49,922	49.00%	47,742
Plasmavita HealthCare	50.00%	10,368	50.00%	9,920
		60,290		147,289

Schedule of movement in investments in equity-accounted investees

Thousands of Euros
2019
Balance at 1 January	—
Transfer accounted investees with similar activity to that of the Group	147,289
Transfers	(94,127)
Share of profit / (losses)	8,972
Share of other comprehensive income / translation differences	2,624
Losses for Impairment	—
Collected dividends	(4,468)
Balance at 31 December	60,290

Access Biologicals LLC
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

	Thousand of Euros
	31/12/2019	31/12/2018
Balance at 1 January	47,742	44,219
Acquisitions	—	—
Share of profit / (losses)	3,938	3,039
Share of other comprehensive income / translation differences	967	2,073
Collected dividends	(2,725)	(1,589)
Balance at 31 December	49,922	47,742

Interstated Blood Bank, Inc. Group
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

	Thousands of Euros			Thousands of Euros
	31/12/2019			31/12/2018
	IBBI	Bio-Blood	PBS	IBBI	Bio-Blood	PBS	TOTAL 2019	TOTAL 2018
Balance at 1 January	29,595	38,223	21,809	27,936	32,960	23,010	89,627	83,906
Transfers	(31,453)	(38,606)	(24,068)	—	—	—	(94,127)	—
Share of profit / (losses)	6,853	(2,543)	276	1,830	3,492	(2,181)	4,586	3,141
Share of other comprehensive income / translation differences	(3,251)	2,926	1,983	1,298	1,771	980	1,658	4,049
Collected dividend	(1,744)	—	—	(1,469)	—	—	(1,744)	(1,469)
Balance at 31 December	—	—	—	29,595	38,223	21,809	—	89,627

Rest of equity accounted investees
Equity Accounted Investees
Schedule of details of equity accounted investees

		Thousands of Euros		Thousands of Euros
	% ownership	31/12/2019	% ownership	31/12/2018
Alkahest, Inc.	47.58%	14,708	47.58%	28,336
Albajuna Therapeutics, S.L	49.00%	5,228	30.00%	1,106
Singulex, Inc.	0.00%	—	19.33%	19,256
GigaGen, Inc	43.96%	23,997	43.96%	28,363
Mecwins, S.A.	24.99%	2,338	24.99%	2,555
Medcom Advance, S.A	45.00%	7,912	—	—

		54,183		79,616

Schedule of movement in investments in equity-accounted investees

	Thousands of Euros
	2019	2018	2017

Balance at 1 January	79,616	219,009	201,345

Acquisitions	12,369	12,222	80,685
Transfers	—	500	(16,000)
Share of profit / (losses)	(19,744)	(11,038)	(13,195)
Share of other comprehensive income / translation differences	1,736	9,270	(27,134)
Losses for Impairment	(19,794)	—	(6,692)
Collected dividends	—	(3,058)	—
Balance at 31 December	54,183	226,905	219,009

GigaGen, Inc
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

	Thousand of Euros
	31/12/2019	31/12/2018
Balance at 1 January	28,363	29,047
Acquisitions	—	—
Share of profit / (losses)	(5,002)	(1,562)
Share of other comprehensive income / translation differences	636	878
Balance at 31 December	23,997	28,363

Singulex, Inc.
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

	Thousand of Euros
	31/12/2019	31/12/2018
Balance at 1 January	19,256	29,322
Share of profit / (losses)	—	(10,975)
Share of other comprehensive income / translation differences	538	909
Losses for Impairment	(19,794)	—
Balance at 31 December	—	19,256